Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000231951 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[1]
C000231951 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
C000231951 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[1]
C000231951 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000231951 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[1]
C000231951 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[1]
C000231951 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[1]
C000231951 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[1]
C000231951 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[1]
C000231951 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000231951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000231951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000231951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000231951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000231951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000231951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000231951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237581 [Member] | AtriCure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[2]
C000237581 [Member] | Varex Imaging Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000237581 [Member] | Cybin Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[2]
C000237581 [Member] | Quantum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[2]
C000237581 [Member] | Xencor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[2]
C000237581 [Member] | Agenus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[2]
C000237581 [Member] | Iovance Biotherapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[2]
C000237581 [Member] | Neuronetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[2]
C000237581 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[2]
C000237581 [Member] | TenX Genomics Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000237581 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000237581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000237581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237581 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255241 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[3]
C000255241 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[3]
C000255241 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[3]
C000255241 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[3]
C000255241 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[3]
C000255241 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[3]
C000255241 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[3]
C000255241 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[3]
C000255241 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[3]
C000255241 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[3]
C000255241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000255241 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000255241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000255241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000255241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000255241 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248728 [Member] | Millrose Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000248728 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[4]
C000248728 [Member] | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[4]
C000248728 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[4]
C000248728 [Member] | QuinStreet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[4]
C000248728 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[4]
C000248728 [Member] | Tidewater Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[4]
C000248728 [Member] | Acadia Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[4]
C000248728 [Member] | Dave Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[4]
C000248728 [Member] | Inspire Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[4]
C000248728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000248728 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248728 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000248728 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000248728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248728 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000248728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000248728 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248728 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246584 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[5]
C000246584 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[5]
C000246584 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[5]
C000246584 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[5]
C000246584 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[5]
C000246584 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[5]
C000246584 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[5]
C000246584 [Member] | AES Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000246584 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[5]
C000246584 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[5]
C000246584 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246584 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000246584 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000246584 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000246584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246584 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000246584 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246584 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246584 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246584 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246584 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246583 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000246583 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[6]
C000246583 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[6]
C000246583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%	[6]
C000246583 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[6]
C000246583 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[6]
C000246583 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[6]
C000246583 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[6]
C000246583 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[6]
C000246583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[6]
C000246583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246583 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246583 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246583 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000246583 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000246583 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000246583 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000246583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000271485 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[7]
C000271485 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[7]
C000271485 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[7]
C000271485 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[7]
C000271485 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[7]
C000271485 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[7]
C000271485 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[7]
C000271485 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000271485 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[7]
C000271485 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[7]
C000271485 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000271485 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000271485 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000271485 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271485 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000271485 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000271485 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000271485 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000271485 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000271485 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%	[8]
C000255422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[8]
C000255422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000255422 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[8]
C000255422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[8]
C000255422 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[8]
C000255422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[8]
C000255422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[8]
C000255422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[8]
C000255422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[8]
C000255422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000255422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000255422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000255422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000271627 [Member] | U S Treasury Notes 1 63 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[9]
C000271627 [Member] | U S Treasury Notes 1 13 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[9]
C000271627 [Member] | U S Treasury Notes 1 25 08 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[9]
C000271627 [Member] | U S Treasury Notes 4 00 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[9]
C000271627 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[9]
C000271627 [Member] | U S Treasury Notes 0 88 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[9]
C000271627 [Member] | U S Treasury Notes 0 63 05 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[9]
C000271627 [Member] | U S Treasury Notes 1 63 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[9]
C000271627 [Member] | U S Treasury Notes 0 63 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[9]
C000271627 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[9]
C000271627 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000271627 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000271627 [Member] | US Treasury Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000271626 [Member] | Vodafone Group PLC 7 00 04 04 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[10]
C000271626 [Member] | Verizon Communications Inc 6 60 02 15 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[10]
C000271626 [Member] | Meiji Yasuda Life Insurance Co 5 80 09 11 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[10]
C000271626 [Member] | Verizon Communications Inc 6 75 02 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[10]
C000271626 [Member] | Nippon Life Insurance Co 6 50 04 30 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[10]
C000271626 [Member] | Meiji Yasuda Life Insurance Co 6 10 06 11 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[10]
C000271626 [Member] | Southern Co The 6 38 03 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[10]
C000271626 [Member] | Verizon Communications Inc 6 20 05 14 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[10]
C000271626 [Member] | Verizon Communications Inc 6 05 05 14 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[10]
C000271626 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[10]
C000271626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000271626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000271626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000271626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000271626 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000271626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000271626 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228442 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%	[11]
C000228442 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[11]
C000228442 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[11]
C000228442 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[11]
C000228442 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[11]
C000228442 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%	[11]
C000228442 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[11]
C000228442 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[11]
C000228442 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[11]
C000228442 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[11]
C000228442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000228442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000228442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228442 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000228442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228442 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228443 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[12]
C000228443 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[12]
C000228443 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[12]
C000228443 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[12]
C000228443 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[12]
C000228443 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[12]
C000228443 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[12]
C000228443 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[12]
C000228443 [Member] | Everpure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[12]
C000228443 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[12]
C000228443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000228443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000228443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000228443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000228443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000228443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228754 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%	[13]
C000228754 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[13]
C000228754 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%	[13]
C000228754 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%	[13]
C000228754 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[13]
C000228754 [Member] | Revolution Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[13]
C000228754 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000228754 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[13]
C000228754 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[13]
C000228754 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[13]
C000228754 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228754 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000228754 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228754 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228754 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228444 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[14]
C000228444 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[14]
C000228444 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[14]
C000228444 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[14]
C000228444 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[14]
C000228444 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[14]
C000228444 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[14]
C000228444 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[14]
C000228444 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[14]
C000228444 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[14]
C000228444 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000228444 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000228444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000228444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000228444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229782 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%	[15]
C000229782 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%	[15]
C000229782 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[15]
C000229782 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[15]
C000229782 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[15]
C000229782 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[15]
C000229782 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%	[15]
C000229782 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000229782 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[15]
C000229782 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[15]
C000229782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000229782 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000229782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000229782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000229782 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228755 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[16]
C000228755 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[16]
C000228755 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[16]
C000228755 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%	[16]
C000228755 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%	[16]
C000228755 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[16]
C000228755 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[16]
C000228755 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[16]
C000228755 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[16]
C000228755 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[16]
C000228755 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000228755 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228755 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221653 [Member] | Revolution Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[17]
C000221653 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[17]
C000221653 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[17]
C000221653 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000221653 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[17]
C000221653 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[17]
C000221653 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[17]
C000221653 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[17]
C000221653 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[17]
C000221653 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[17]
C000221653 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221653 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221653 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000221653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000221653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000221653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221653 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209114 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%	[18]
C000209114 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[18]
C000209114 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[18]
C000209114 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[18]
C000209114 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[18]
C000209114 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[18]
C000209114 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[18]
C000209114 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[18]
C000209114 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[18]
C000209114 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[18]
C000209114 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209114 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209114 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209114 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209114 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209114 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209114 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209114 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209114 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209114 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221604 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[19]
C000221604 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[19]
C000221604 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[19]
C000221604 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[19]
C000221604 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[19]
C000221604 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%	[19]
C000221604 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[19]
C000221604 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[19]
C000221604 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[19]
C000221604 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[19]
C000221604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000221604 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000221604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197638 [Member] | Clearway Energy Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[20]
C000197638 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[20]
C000197638 [Member] | Enlight Renewable Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%	[20]
C000197638 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%	[20]
C000197638 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[20]
C000197638 [Member] | Doral Group Renewable Energy Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[20]
C000197638 [Member] | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[20]
C000197638 [Member] | GCL Technology Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[20]
C000197638 [Member] | Sunrun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[20]
C000197638 [Member] | SolarEdge Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[20]
C000197638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197638 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000197638 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000197638 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000197638 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000197638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192788 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[21]
C000192788 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[21]
C000192788 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[21]
C000192788 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[21]
C000192788 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[21]
C000192788 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[21]
C000192788 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[21]
C000192788 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000192788 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[21]
C000192788 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[21]
C000192788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000192788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000192788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192788 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000192788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000192788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000192788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000192788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000192788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209112 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[22]
C000209112 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000209112 [Member] | American Airlines Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[22]
C000209112 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000209112 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[22]
C000209112 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[22]
C000209112 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[22]
C000209112 [Member] | Penske Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[22]
C000209112 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[22]
C000209112 [Member] | Albertson s Cos Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[22]
C000209112 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000209112 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209112 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209112 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209112 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209112 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209110 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[23]
C000209110 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000209110 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[23]
C000209110 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[23]
C000209110 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[23]
C000209110 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[23]
C000209110 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[23]
C000209110 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[23]
C000209110 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[23]
C000209110 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[23]
C000209110 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209110 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209110 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209110 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209110 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209110 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209110 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209110 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000209110 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209110 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209110 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209110 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209113 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[24]
C000209113 [Member] | Kohl s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[24]
C000209113 [Member] | DXC Technology Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[24]
C000209113 [Member] | Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[24]
C000209113 [Member] | ManpowerGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[24]
C000209113 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[24]
C000209113 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[24]
C000209113 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[24]
C000209113 [Member] | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[24]
C000209113 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[24]
C000209113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209113 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209113 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209113 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000209113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209113 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000180525 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[25]
C000180525 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[25]
C000180525 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[25]
C000180525 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[25]
C000180525 [Member] | Dave Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[25]
C000180525 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[25]
C000180525 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[25]
C000180525 [Member] | Lyft Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[25]
C000180525 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[25]
C000180525 [Member] | Moelis And Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000180525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000180525 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000180525 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000180525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000180525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000180525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000180525 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174835 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[26]
C000174835 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[26]
C000174835 [Member] | Millrose Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[26]
C000174835 [Member] | Innovative Industrial Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[26]
C000174835 [Member] | Conagra Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[26]
C000174835 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[26]
C000174835 [Member] | Western Union Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[26]
C000174835 [Member] | PennyMac Mortgage Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[26]
C000174835 [Member] | Rithm Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[26]
C000174835 [Member] | Franklin BSP Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[26]
C000174835 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174835 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000174835 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000174835 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000174835 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174835 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174835 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174835 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174835 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174835 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158245 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[27]
C000158245 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[27]
C000158245 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[27]
C000158245 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[27]
C000158245 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[27]
C000158245 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[27]
C000158245 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[27]
C000158245 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[27]
C000158245 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000158245 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000158245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000158245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000158245 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000158245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000158245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173134 [Member] | U S Treasury Bills 3 68 3 82 11 05 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
C000173134 [Member] | U S Treasury Bills 3 70 3 91 11 17 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[28]
C000173134 [Member] | U S Treasury Bills 3 73 3 83 11 27 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[28]
C000173134 [Member] | U S Treasury Bills 3 65 3 75 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[28]
C000173134 [Member] | U S Treasury Bills 3 63 3 76 10 08 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[28]
C000173134 [Member] | U S Treasury Bills 3 70 3 75 10 29 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[28]
C000173134 [Member] | U S Treasury Bills 3 65 3 79 10 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[28]
C000173134 [Member] | U S Treasury Bills 3 70 3 74 11 03 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[28]
C000173134 [Member] | U S Treasury Bills 3 67 3 76 10 13 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[28]
C000173134 [Member] | U S Treasury Bills 3 70 3 75 11 10 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[28]
C000173134 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173134 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000173134 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000173134 [Member] | US Treasury Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000139641 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[29]
C000139641 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[29]
C000139641 [Member] | JPMorgan Chase And Co Series PP 6 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[29]
C000139641 [Member] | Citigroup Inc Series GG 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[29]
C000139641 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[29]
C000139641 [Member] | Citigroup Inc 6 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[29]
C000139641 [Member] | Bank of America Corp 6 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[29]
C000139641 [Member] | Goldman Sachs Group Inc The Series AA 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[29]
C000139641 [Member] | BP Capital Markets PLC 4 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[29]
C000139641 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[29]
C000139641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000139641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000139641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000139641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000139641 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000139641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000118892 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[30]
C000118892 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[30]
C000118892 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[30]
C000118892 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[30]
C000118892 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[30]
C000118892 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[30]
C000118892 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[30]
C000118892 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[30]
C000118892 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[30]
C000118892 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[30]
C000118892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000118892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000118892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000118892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000118892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000118892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000118892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000118892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000118892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000118892 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158243 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[31]
C000158243 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[31]
C000158243 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[31]
C000158243 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[31]
C000158243 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%	[31]
C000158243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%	[31]
C000158243 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[31]
C000158243 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[31]
C000158243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[31]
C000158243 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[31]
C000158243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158243 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000158243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000158243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149243 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[32]
C000149243 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[32]
C000149243 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[32]
C000149243 [Member] | Roku Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[32]
C000149243 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[32]
C000149243 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[32]
C000149243 [Member] | Millicom International Cellular S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[32]
C000149243 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[32]
C000149243 [Member] | Ubiquiti Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[32]
C000149243 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%	[32]
C000149243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000149243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000149243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000149243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000149243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000149243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000149243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000149243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000149243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000149243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106122 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%	[33]
C000106122 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%	[33]
C000106122 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%	[33]
C000106122 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[33]
C000106122 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%	[33]
C000106122 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[33]
C000106122 [Member] | Bank of New York Mellon Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[33]
C000106122 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[33]
C000106122 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[33]
C000106122 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[33]
C000106122 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000106122 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000106122 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000106122 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000106122 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106122 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000116012 [Member] | Climb Bio Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[34]
C000116012 [Member] | Erasca Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[34]
C000116012 [Member] | Sezzle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[34]
C000116012 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[34]
C000116012 [Member] | Bel Fuse Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[34]
C000116012 [Member] | agilon health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[34]
C000116012 [Member] | Tango Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[34]
C000116012 [Member] | Acadian Asset Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[34]
C000116012 [Member] | Oruka Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[34]
C000116012 [Member] | Amneal Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[34]
C000116012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000116012 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000116012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000116012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000116012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000116012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000116012 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116012 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106125 [Member] | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[35]
C000106125 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[35]
C000106125 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[35]
C000106125 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[35]
C000106125 [Member] | Equifax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[35]
C000106125 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[35]
C000106125 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[35]
C000106125 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[35]
C000106125 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[35]
C000106125 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[35]
C000106125 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106125 [Member] | Research And Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000106125 [Member] | Data Processing And Outsourced Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106125 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106125 [Member] | Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000106125 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096000 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[36]
C000096000 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[36]
C000096000 [Member] | Broadstone Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[36]
C000096000 [Member] | City Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[36]
C000096000 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[36]
C000096000 [Member] | American States Water Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[36]
C000096000 [Member] | InvenTrust Properties Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[36]
C000096000 [Member] | LTC Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[36]
C000096000 [Member] | Phillips Edison And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[36]
C000096000 [Member] | Four Corners Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[36]
C000096000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000096000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000096000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000096000 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000096000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096000 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096001 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[37]
C000096001 [Member] | Starwood Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[37]
C000096001 [Member] | ONE Gas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[37]
C000096001 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[37]
C000096001 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[37]
C000096001 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[37]
C000096001 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[37]
C000096001 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[37]
C000096001 [Member] | NNN REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[37]
C000096001 [Member] | TXNM Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[37]
C000096001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000096001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000096001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000096001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096001 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000096001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096001 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096002 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[38]
C000096002 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[38]
C000096002 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[38]
C000096002 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[38]
C000096002 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[38]
C000096002 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[38]
C000096002 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[38]
C000096002 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[38]
C000096002 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[38]
C000096002 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[38]
C000096002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000096002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000096002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000096002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000096002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000096002 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096299 [Member] | Discovery Global Holdings Inc Term Loan 6 19 06 30 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[39]
C000096299 [Member] | Hologic Inc Term Loan B 5 99 04 07 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[39]
C000096299 [Member] | UKG Inc Term Loan B 6 07 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[39]
C000096299 [Member] | Sedgwick Claims Management Services Inc Term Loan 6 19 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000096299 [Member] | Dayforce LLC Term Loan 6 82 02 04 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[39]
C000096299 [Member] | Peraton Corp First Lien Term Loan B 7 67 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[39]
C000096299 [Member] | Oak Eagle AcquireCo Inc Electronic Arts Inc EA Term Loan B 7 25 08 04 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[39]
C000096299 [Member] | athenahealth Group Inc Term Loan 6 94 02 17 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[39]
C000096299 [Member] | McAfee LLC Term Loan B 6 69 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[39]
C000096299 [Member] | Great Outdoors Group LLC Term Loan B 3 6 94 01 23 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[39]
C000096299 [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[40]
C000096299 [Member] | Moody's, Caa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[40]
C000096299 [Member] | Moody's, Baa3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[40]
C000096299 [Member] | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[40]
C000096299 [Member] | Moody's, Ba2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[40]
C000096299 [Member] | Moody's, Ba3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[40]
C000096299 [Member] | Moody's, B1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[40]
C000096299 [Member] | Moody's, B2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[40]
C000096299 [Member] | Moody's, B3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[40]
C000096299 [Member] | Moody's, Caa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[40]
C000096299 [Member] | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[40]
C000096299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[40]
C000102793 [Member] | Exxon Mobil Corp 2 61 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[41]
C000102793 [Member] | Apple Inc 1 65 02 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[41]
C000102793 [Member] | Apple Inc 3 35 08 08 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[41]
C000102793 [Member] | U S Bancorp 1 38 07 22 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[41]
C000102793 [Member] | Microsoft Corp 3 50 02 12 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[41]
C000102793 [Member] | Amazon com Inc 4 88 03 13 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[41]
C000102793 [Member] | Bank of America Corp 3 25 10 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[41]
C000102793 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[41]
C000102793 [Member] | Bank of America Corp 6 11 01 29 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[41]
C000102793 [Member] | Amazon com Inc 2 10 05 12 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[41]
C000102793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000102793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000102793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000102793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000102793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000102793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000102793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095998 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000095998 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[42]
C000095998 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[42]
C000095998 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[42]
C000095998 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[42]
C000095998 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[42]
C000095998 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[42]
C000095998 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[42]
C000095998 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[42]
C000095998 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[42]
C000095998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000095998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000095998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000095998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000095998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000095998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000095998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000095998 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093359 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%	[43]
C000093359 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[43]
C000093359 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[43]
C000093359 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[43]
C000093359 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[43]
C000093359 [Member] | Arthur J Gallagher And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[43]
C000093359 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[43]
C000093359 [Member] | Allstate Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[43]
C000093359 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[43]
C000093359 [Member] | Travelers Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[43]
C000093359 [Member] | Property And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000093359 [Member] | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000093359 [Member] | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000093359 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093358 [Member] | Park Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[44]
C000093358 [Member] | Gladstone Commercial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[44]
C000093358 [Member] | Community Healthcare Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[44]
C000093358 [Member] | Highwoods Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[44]
C000093358 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[44]
C000093358 [Member] | AH Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[44]
C000093358 [Member] | Millrose Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[44]
C000093358 [Member] | Innovative Industrial Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[44]
C000093358 [Member] | Easterly Government Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[44]
C000093358 [Member] | CTO Realty Growth Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[44]
C000093358 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000093358 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000093358 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000093358 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000093358 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000093358 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000093358 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093358 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093358 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093358 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082591 [Member] | BlackRock Science And Technology Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[45]
C000082591 [Member] | Eaton Vance Tax Managed Buy Write Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[45]
C000082591 [Member] | Nuveen S And P 500 Dynamic Overwrite Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[45]
C000082591 [Member] | Eaton Vance Tax Managed Global Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[45]
C000082591 [Member] | Nuveen Preferred And Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[45]
C000082591 [Member] | BlackRock Enhanced Equity Dividend Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[45]
C000082591 [Member] | BlackRock Science And Technology Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[45]
C000082591 [Member] | Eaton Vance Tax Managed Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[45]
C000082591 [Member] | BlackRock Corporate High Yield Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[45]
C000082591 [Member] | Virtus Dividend Interest And Premium Strategy Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[45]
C000082591 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082591 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000082591 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000082591 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000082591 [Member] | Option Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000082591 [Member] | Bonds High Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000082591 [Member] | Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082591 [Member] | Foreign Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000086469 [Member] | Victorias Secret And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[46]
C000086469 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[46]
C000086469 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000086469 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[46]
C000086469 [Member] | Etsy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000086469 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[46]
C000086469 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[46]
C000086469 [Member] | Frontdoor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[46]
C000086469 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[46]
C000086469 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[46]
C000086469 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086469 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000086469 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000086469 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000086469 [Member] | Automobiles Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000086469 [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000086469 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000086469 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000086469 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000086469 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054223 [Member] | Halifax Hospital Medical Center Series 2008 Ref VRD RB 1 75 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000054223 [Member] | West Palm Beach City of FL Series 2008 C VRD RB 1 80 10 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000054223 [Member] | New York City of NY Municipal Water Finance Authority Series 2012 VRD RB 1 80 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000054223 [Member] | New York City Housing Development Corp Green Bonds Series 2006 A VRD RB 1 75 10 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000054223 [Member] | Texas State of Series 2015 B VRD GO Bonds 1 72 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000054223 [Member] | Florida Keys Aqueduct Authority Series 2008 Ref VRD RB 1 75 09 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000054223 [Member] | New York City of NY Transitional Finance Authority Subseries 2012 C 4 VRD RB 2 45 11 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000054223 [Member] | Connecticut State of Housing Finance Authority Series 2020 E 3 Ref VRD RB 1 70 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000054223 [Member] | Illinois State of Finance Authority Advocate Health Care Network Subseries 2008 C VRD RB 1 65 11 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000054223 [Member] | Metropolitan Transportation Authority Subseries 2012 G2 Ref VRD RB 1 75 11 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000054223 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000054223 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000054223 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000054223 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000054223 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000054223 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000054223 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000054223 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000054223 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000054223 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053968 [Member] | New York State of Dormitory Authority Northwell Health Obligated Group Series 2022 Ref RB 4.25 05 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000053968 [Member] | Battery Park City of NY Authority Green Bonds Series 2025 Ref RB 5 25 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000053968 [Member] | New York State of Power Authority Green Bonds Series 2020 A Ref RB 4 00 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000053968 [Member] | New York State of Power Authority Green Bonds Series 2020 A Ref RB 4 00 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000053968 [Member] | New York State of Dormitory Authority Series 2024 A Ref RB 5 50 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000053968 [Member] | Hudson Yards Infrastructure Corp Series 2017 A Ref RB 5 00 02 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000053968 [Member] | New York Liberty Development Corp Green Bonds Series 2021 A Ref RB 3 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000053968 [Member] | New York State of Dormitory Authority Northwell Health Obligated Group Series 2024 Ref RB 5 25 05 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000053968 [Member] | Monroe County Industrial Development Corp University of Rochester Series 2020 A RB 4 00 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000053968 [Member] | New York Liberty Development Corp Series 2019 Ref RB 2 45 09 15 2069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000053968 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000053968 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053968 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000053968 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000053968 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000053968 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000053968 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053968 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000053968 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053968 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053968 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000053968 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053968 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053071 [Member] | New York State of Dormitory Authority Series 2024 A Ref RB 5 50 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000053071 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 4 00 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000053071 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053071 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053071 [Member] | Jefferson County of AL Series 2024 Ref Revenue Wts 5 50 10 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053071 [Member] | Salt River Project Agricultural Improvement And Power District Series 2025 C RB 5 25 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053071 [Member] | Triborough Bridge And Tunnel Authority Series 2021 A 1 Ref RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053071 [Member] | Montgomery County of MD Series 2017 E VRD GO Bonds 2 40 11 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000053071 [Member] | Ohio State of Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group Series 2008 B4 Ref VRD RB 2 10 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000053071 [Member] | New York State of Dormitory Authority Series 2020 D Ref RB 4 00 02 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053071 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053071 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053071 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000053071 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000053071 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053071 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000053071 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053071 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000053071 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000053071 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000053071 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053071 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000053967 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 4 00 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000053967 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000053967 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053967 [Member] | Regents of the University of California Medical Center Series 2022 P RB 4 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000053967 [Member] | San Diego Community College District Series 2025 A 1 GO Bonds 5 00 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000053967 [Member] | California State of Educational Facilities Authority Stanford University Series 2019 V 1 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000053967 [Member] | Los Angeles Unified School District Series 2020 RYQ GO Bonds 4 00 07 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000053967 [Member] | University of California Series 2025 CC RB 5 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000053967 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2026 A Ref RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000053967 [Member] | California State of Educational Facilities Authority Southern California University Series 2025 A RB 5 00 10 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000053967 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053967 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000053967 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000053967 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000053967 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053967 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053967 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000053967 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053967 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000053967 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000053967 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000053072 [Member] | Illinois State of Series 2003 GO Bonds 5 10 06 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 55 04 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 50 04 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000053072 [Member] | California State of Series 2010 GO Bonds 7 60 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 30 10 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000053072 [Member] | New Jersey State of Turnpike Authority Series 2010 A RB 7 10 01 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000053072 [Member] | Texas Natural Gas Securitization Finance Corp Series 2023 A 2 RB 5 17 04 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000053072 [Member] | New Jersey State of Economic Development Authority Series 1997 A RB 7 43 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000053072 [Member] | California State of Series 2010 GO Bonds 7 63 03 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000053072 [Member] | Connecticut State of Series 2008 A GO Bonds 5 85 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000053072 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000053072 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053072 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053072 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000053072 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000053072 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053072 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000053072 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000053072 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053072 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000053072 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000053072 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053072 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000086470 [Member] | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[47]
C000086470 [Member] | Madison Square Garden Sports Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[47]
C000086470 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[47]
C000086470 [Member] | Versant Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%	[47]
C000086470 [Member] | Iridium Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[47]
C000086470 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%	[47]
C000086470 [Member] | MDU Resources Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[47]
C000086470 [Member] | Clearway Energy Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[47]
C000086470 [Member] | Otter Tail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[47]
C000086470 [Member] | Sphere Entertainment Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[47]
C000086470 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000086470 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086470 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000086470 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000086470 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000086470 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000086470 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000086470 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000086470 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000086470 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000086470 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086470 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086471 [Member] | Conagra Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%	[48]
C000086471 [Member] | Lamb Weston Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%	[48]
C000086471 [Member] | Campbell s Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%	[48]
C000086471 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[48]
C000086471 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[48]
C000086471 [Member] | Chefs Warehouse Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[48]
C000086471 [Member] | Vita Coco Co Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[48]
C000086471 [Member] | Interparfums Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[48]
C000086471 [Member] | WD 40 Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[48]
C000086471 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[48]
C000086471 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000086471 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000086471 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000086471 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000086471 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000086471 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000086471 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086472 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[49]
C000086472 [Member] | Noble Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[49]
C000086472 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[49]
C000086472 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[49]
C000086472 [Member] | Oceaneering International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[49]
C000086472 [Member] | Core Natural Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[49]
C000086472 [Member] | Cactus Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[49]
C000086472 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[49]
C000086472 [Member] | Patterson UTI Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[49]
C000086472 [Member] | Helmerich And Payne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[49]
C000086472 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086472 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000086472 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000086473 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[50]
C000086473 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[50]
C000086473 [Member] | Atlantic Union Bankshares Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[50]
C000086473 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[50]
C000086473 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[50]
C000086473 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[50]
C000086473 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[50]
C000086473 [Member] | Macerich Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[50]
C000086473 [Member] | Ryman Hospitality Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[50]
C000086473 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[50]
C000086473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000086473 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086473 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000086473 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000086473 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000086473 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000086473 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000086473 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000086473 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086473 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000086474 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[51]
C000086474 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[51]
C000086474 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[51]
C000086474 [Member] | RadNet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[51]
C000086474 [Member] | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[51]
C000086474 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[51]
C000086474 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000086474 [Member] | PTC Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[51]
C000086474 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000086474 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[51]
C000086474 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000086474 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000086474 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000086474 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000086474 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000086474 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086475 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[52]
C000086475 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[52]
C000086475 [Member] | Lyft Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[52]
C000086475 [Member] | Gates Industrial Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[52]
C000086475 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[52]
C000086475 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[52]
C000086475 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[52]
C000086475 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[52]
C000086475 [Member] | Matson Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[52]
C000086475 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[52]
C000086475 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000086475 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000086475 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000086475 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000086475 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000086475 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000086475 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000086475 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000086475 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000086475 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086477 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%	[53]
C000086477 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%	[53]
C000086477 [Member] | Celanese Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[53]
C000086477 [Member] | Warrior Met Coal Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[53]
C000086477 [Member] | Materion Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[53]
C000086477 [Member] | H B Fuller Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[53]
C000086477 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%	[53]
C000086477 [Member] | Balchem Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%	[53]
C000086477 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[53]
C000086477 [Member] | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[53]
C000086477 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000086477 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000086477 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000086477 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086476 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[54]
C000086476 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[54]
C000086476 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[54]
C000086476 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[54]
C000086476 [Member] | RingCentral Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[54]
C000086476 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[54]
C000086476 [Member] | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[54]
C000086476 [Member] | Plexus Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[54]
C000086476 [Member] | EPAM Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[54]
C000086476 [Member] | Ralliant Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[54]
C000086476 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000086476 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000086476 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000086476 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000086476 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000086476 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093357 [Member] | PennantPark Floating Rate Capital Ltd BDC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[55]
C000093357 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[55]
C000093357 [Member] | Orchid Island Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[55]
C000093357 [Member] | Carlyle Secured Lending Inc BDC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[55]
C000093357 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[55]
C000093357 [Member] | Dynex Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[55]
C000093357 [Member] | MFA Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[55]
C000093357 [Member] | Goldman Sachs BDC Inc BDC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[55]
C000093357 [Member] | FS KKR Capital Corp BDC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[55]
C000093357 [Member] | Invesco Mortgage Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[55]
C000093357 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000093357 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000093357 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000093357 [Member] | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093357 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093357 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093357 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000053049 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[56]
C000053049 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[56]
C000053049 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[56]
C000053049 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[56]
C000053049 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[56]
C000053049 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[56]
C000053049 [Member] | AT And T Inc Series C Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[56]
C000053049 [Member] | Bank of America Corp Series KK Pfd 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[56]
C000053049 [Member] | JPMorgan Chase And Co Series JJ Pfd 4 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[56]
C000053049 [Member] | Bank of America Corp Series K Pfd 6 45 12 15 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[56]
C000053049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000053049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000053049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000053049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000053049 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053049 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053051 [Member] | SES Americom Inc 5 30 03 25 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[57]
C000053051 [Member] | Coty Inc HFC Prestige Products Inc HFC Prestige International US LLC 5 60 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[57]
C000053051 [Member] | Coty Inc HFC Prestige Products Inc HFC Prestige International US LLC 6 63 07 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[57]
C000053051 [Member] | Vodafone Group PLC 7 00 04 04 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[57]
C000053051 [Member] | GFL Environmental Inc 6 75 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[57]
C000053051 [Member] | PacifiCorp 7 38 09 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[57]
C000053051 [Member] | Huntsman International LLC 4 50 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[57]
C000053051 [Member] | VF Corp 2 95 04 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[57]
C000053051 [Member] | Aptiv Swiss Holdings Ltd 6 88 12 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[57]
C000053051 [Member] | Nissan Motor Co Ltd 4 35 09 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[57]
C000053051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000053051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000053051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000053051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000053051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000053051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000053051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000053051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000053051 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000053046 [Member] | U S Treasury Notes 2 75 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[58]
C000053046 [Member] | U S Treasury Bonds 6 63 02 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[58]
C000053046 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[58]
C000053046 [Member] | U S Treasury Bonds 5 38 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[58]
C000053046 [Member] | U S Treasury Notes 3 50 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[58]
C000053046 [Member] | U S Treasury Notes 1 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[58]
C000053046 [Member] | U S Treasury Bonds 5 25 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[58]
C000053046 [Member] | U S Treasury Notes 4 00 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[58]
C000053046 [Member] | U S Treasury Bonds 4 50 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[58]
C000053046 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[58]
C000053046 [Member] | Maturing in 0 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000053046 [Member] | Maturing in 6 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000053046 [Member] | Maturing in 11 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000053046 [Member] | Maturing in 16 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000053046 [Member] | Maturing in 21 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000053046 [Member] | Maturing in 26 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000053046 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Source: Moody's Investors Service, Inc. ("Moody's"). A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.